OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER LIABILITIES [Abstract]
Net current tax provision	$ 645	$ 581
Lease incentive obligation	21,217	25,503
Deferred rent payable	11,974	11,461
Refundable deposits	4,240	4,079
Other	14,050	266
Total other liabilities	$ 52,126	$ 41,890	[1]

[1]	As restated